Discontinued Operations - Disclosure of analysis of financial performance of discontinued operations (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue and other income
Revenue from collaboration and licensing agreements	€ 41,271	€ 8,304	[1]
Sales	0	0	[1]
Revenue and other income	45,589	14,671	[1]
Operating expenses
Research and development expenses	(24,956)	(21,208)	[1]
Operating expenses	(37,096)	(33,851)	[1]
Operating income (loss)	8,494	(19,179)	[1]
Financial income	4,048	3,490	[1]
Financial expenses	(6,166)	(1,781)	[1]
Net financial income (loss)	(2,118)	1,709	[1]
Net income (loss) before tax	6,376	(17,470)	[1]
Income tax expense	0	0
Net income (loss) from discontinued operations	(73)	(6,249)	[1]
Discontinued operations
Revenue and other income
Revenue from collaboration and licensing agreements	0	0
Sales	42	1,015
Revenue and other income	42	1,015
Operating expenses
Research and development expenses	(11)	(586)
Selling, general and administrative expenses	(104)	(6,678)
Impairment of intangible assets	0	0
Operating expenses	(115)	(7,264)
Net income (loss) from distribution agreements	0	0
Operating income (loss)	(73)	(6,249)
Financial income	0	0
Financial expenses	0	0
Net financial income (loss)	0	0
Net income (loss) before tax	€ (73)	€ (6,249)

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.